Property, Plant and Equipment, Net (Details) - Schedule of Property, Plant and Equipment, Net - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	$ 6,665,450	$ 7,066,712
Accumulated depreciation	(2,590,675)	(2,587,996)
Impairment	(5,010)	(4,436)
Total property, plant and equipment, net	4,069,765	4,474,280
Land [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	1,145,625	1,278,822
Buildings [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	2,149,905	2,348,627
Machinery and Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	1,204,968	1,176,246
Furniture and Fixtures [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	751,496	789,622
Assets Under Construction [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	48,456	50,305
Installations [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	183,485	197,097
Improvements to Third-Party Properties [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	768,322	776,293
Vehicles [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	23,148	28,712
Computers [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	389,756	404,938
Other Property, Plant and Equipment [Member]
Schedule of Property, Plant and Equipment, Net [Line Items]
Total property, plant and equipment, gross	$ 289	$ 16,050